JPMorgan Government Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited)

Investments	Principal Amount ($000)	Value ($000)
U.S. TREASURY OBLIGATIONS — 28.3%
U.S. Treasury Bonds
8.00%, 11/15/2021	3,635	4,073
7.25%, 8/15/2022	3,935	4,517
7.13%, 2/15/2023	2,500	2,927
5.25%, 11/15/2028	20,000	25,755
3.75%, 11/15/2043	45,000	58,110
3.00%, 5/15/2045	31,000	35,849
2.75%, 11/15/2047	35,000	38,935
2.25%, 8/15/2049	20,000	20,176
U.S. Treasury Inflation Indexed Bonds
1.38%, 2/15/2044	27,500	36,355
U.S. Treasury Notes
1.13%, 4/30/2020	50,000	49,891
2.63%, 11/15/2020	30,000	30,258
2.63%, 5/15/2021	20,000	20,266
2.75%, 8/15/2021	10,000	10,179
2.00%, 11/30/2022	50,000	50,553
2.63%, 2/28/2023	25,000	25,787
2.13%, 11/30/2023	40,000	40,764
2.25%, 11/15/2024	35,000	35,995
2.13%, 5/15/2025	10,000	10,232
2.00%, 8/15/2025	20,000	20,338
1.63%, 2/15/2026	20,000	19,899
2.25%, 8/15/2027	10,000	10,368
U.S. Treasury STRIPS Bonds
2.19%, 5/15/2020(a)	72,500	71,962

TOTAL U.S. TREASURY OBLIGATIONS (Cost $591,057)		623,189

COLLATERALIZED MORTGAGE OBLIGATIONS — 23.3%
FHLMC, REMIC
Series 1343, Class LA, 8.00%, 8/15/2022	10	11
Series 1367, Class K, 5.50%, 9/15/2022	60	63
Series 2688, Class DG, 4.50%, 10/15/2023	193	198
Series 1785, Class A, 6.00%, 10/15/2023	633	664
Series 1591, Class E, 10.00%, 10/15/2023	12	12
Series 1633, Class Z, 6.50%, 12/15/2023	106	111
Series 1694, Class PK, 6.50%, 3/15/2024	66	70
Series 3798, Class AY, 3.50%, 1/15/2026	2,993	3,076
Series 3809, Class BC, 3.50%, 2/15/2026	2,442	2,512
Series 4181, Class VA, 3.00%, 5/15/2026	2,162	2,210
Series 3188, Class GE, 6.00%, 7/15/2026	959	1,063
Series 3926, Class MW, 4.50%, 9/15/2026	6,351	6,780
Series 1999, Class PU, 7.00%, 10/15/2027	47	51
Series 2031, Class PG, 7.00%, 2/15/2028	100	113
Series 2035, Class PC, 6.95%, 3/15/2028	306	340
Series 2064, Class PD, 6.50%, 6/15/2028	196	220
Series 2095, Class PE, 6.00%, 11/15/2028	160	176
Series 4066, Class VB, 3.50%, 1/15/2029	4,651	4,852
Series 4050, Class VE, 4.00%, 1/15/2029	5,000	5,241
Series 4314, Class DY, 3.50%, 3/15/2029	1,450	1,532
Series 4336, Class YB, 3.00%, 5/15/2029	2,624	2,692
Series 2152, Class BD, 6.50%, 5/15/2029	79	87
Series 2162, Class TH, 6.00%, 6/15/2029	358	394
Series 4002, Class MV, 4.00%, 1/15/2030	11,228	11,798
Series 3737, Class DG, 5.00%, 10/15/2030	1,859	1,970
Series 3981, Class PA, 3.00%, 4/15/2031	9,275	9,324
Series 2367, Class ME, 6.50%, 10/15/2031	239	265
Series 2647, Class A, 3.25%, 4/15/2032	112	115
Series 2480, Class EJ, 6.00%, 8/15/2032	302	327
Series 4156, Class SB, IF, 3.32%, 1/15/2033(b)	1,692	1,745
Series 4170, Class TS, IF, 3.35%, 2/15/2033(b)	3,868	4,102
Series 4186, Class JE, 2.00%, 3/15/2033	12,327	12,248
Series 4188, Class JG, 2.00%, 4/15/2033	8,041	7,995
Series 4206, Class DA, 2.00%, 5/15/2033	5,857	5,820
Series 2611, Class QZ, 5.00%, 5/15/2033	3,487	3,851
Series 2882, Class QD, 4.50%, 7/15/2034	366	378
Series 2927, Class GA, 5.50%, 10/15/2034	260	267

JPMorgan Government Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Series 4429, Class HB, 3.00%, 1/15/2035	6,293		6,523
Series 2915, Class MU, 5.00%, 1/15/2035	2,077		2,326
Series 4448, Class DY, 3.00%, 3/15/2035	5,542		5,719
Series 4458, Class BW, 3.00%, 4/15/2035	10,000		10,312
Series 3085, Class VS, HB, IF, 21.66%, 12/15/2035(b)	332		512
Series 3181, Class OP, PO, 7/15/2036	1,080		954
Series 4867, Class WF, 2.43%, 4/15/2037(b)	12,823		12,787
Series 3413, Class B, 5.50%, 4/15/2037	327		356
Series 3325, Class JL, 5.50%, 6/15/2037	3,166		3,533
Series 3341, Class PE, 6.00%, 7/15/2037	2,215		2,494
Series 4365, Class HZ, 3.00%, 1/15/2040	6,474		6,653
Series 3699, Class QH, 5.50%, 7/15/2040	2,740		2,944
Series 4047, Class PB, 3.50%, 1/15/2041	12,000		12,610
Series 3927, Class PC, 4.50%, 9/15/2041	3,970		4,666
Series 4002, Class CY, 3.50%, 2/15/2042	4,819		5,307
Series 4039, Class SA, IF, IO, 4.73%, 5/15/2042(b)	7,437		1,244
Series 4062, Class GY, 4.00%, 6/15/2042	6,109		6,928
Series 4091, Class BQ, 2.00%, 8/15/2042	5,000		4,761
Series 4091, Class PB, 2.00%, 8/15/2042	3,673		3,417
Series 4122, Class PY, 3.00%, 10/15/2042	3,000		3,137
Series 4394, Class PL, 3.50%, 10/15/2044	5,000		5,473
Series 4594, Class GN, 2.50%, 2/15/2045	3,626		3,660
Series 4606, Class KP, 2.50%, 7/15/2046	21,781		21,884
Series 4748, Class HE, 3.00%, 1/15/2048	6,567		6,822
Series 4925, Class PA, 3.00%, 10/25/2049	21,123		21,775
FHLMC, STRIPS
Series 155, IO, 7.00%, 11/1/2023	11		1
Series 264, Class 30, 3.00%, 7/15/2042	9,894		10,180
Series 267, Class 30, 3.00%, 8/15/2042	5,860		6,001
FHLMC, Structured Pass-Through Certificates, Whole Loan
Series T-54, Class 2A, 6.50%, 2/25/2043	1,281		1,499
Series T-56, Class APO, PO, 5/25/2043	690		637
Series T-51, Class 1A, 6.50%, 9/25/2043(b)	1,122		1,325
FNMA, Grantor Trust, Whole Loan
Series 2004-T1, Class 1A2, 6.50%, 1/25/2044	286		327
FNMA, REMIC
Series G92-35, Class EB, 7.50%, 7/25/2022	2		2
Series G92-44, Class ZQ, 8.00%, 7/25/2022	—	(c)	1
Series 1993-146, Class E, PO, 5/25/2023	24		24
Series 1993-110, Class H, 6.50%, 5/25/2023	32		34
Series 1993-217, Class H, PO, 8/25/2023	6		6
Series 2012-63, Class VA, 4.00%, 8/25/2023	10,073		10,333
Series 1993-205, Class H, PO, 9/25/2023	5		5
Series 1993-228, Class G, PO, 9/25/2023	6		6
Series 1993-155, Class PJ, 7.00%, 9/25/2023	482		513
Series 2003-128, Class DY, 4.50%, 1/25/2024	848		878
Series 1994-51, Class PV, 6.00%, 3/25/2024	557		587
Series 1994-37, Class L, 6.50%, 3/25/2024	138		146
Series 2010-117, Class DY, 4.50%, 10/25/2025	5,000		5,349
Series 2010-155, Class B, 3.50%, 1/25/2026	4,274		4,442
Series 1998-58, Class PC, 6.50%, 10/25/2028	383		425
Series 2000-8, Class Z, 7.50%, 2/20/2030	150		170
Series 2002-92, Class FB, 2.36%, 4/25/2030(b)	332		336
Series 2001-33, Class ID, IO, 6.00%, 7/25/2031	208		36
Series 2003-67, Class SA, HB, IF, 34.40%, 10/25/2031(b)	70		128
Series 2011-145, Class PB, 3.50%, 1/25/2032	11,500		12,205
Series 2012-100, Class AY, 3.00%, 9/25/2032	5,750		5,976
Series 2003-21, Class PZ, 4.50%, 3/25/2033	1,804		1,908

JPMorgan Government Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2013-106, Class PY, 3.00%, 10/25/2033	5,300	5,501
Series 2013-130, Class GY, 3.50%, 1/25/2034	3,699	4,038
Series 2014-2, Class QB, 3.00%, 2/25/2034	2,745	2,839
Series 2004-46, Class QD, IF, 17.17%, 3/25/2034(b)	450	555
Series 2004-54, Class FL, 2.11%, 7/25/2034(b)	807	809
Series 2015-11, Class AQ, 3.00%, 3/25/2035	6,000	6,138
Series 2005-22, Class EH, 5.00%, 4/25/2035	3,476	3,869
Series 2015-28, Class GB, 3.50%, 5/25/2035	4,000	4,324
Series 2009-89, Class A1, 5.41%, 5/25/2035	281	292
Series 2015-41, Class AY, 3.00%, 6/25/2035	4,653	4,867
Series 2015-51, Class LY, 3.00%, 7/25/2035	4,429	4,518
Series 2006-3, Class SB, IF, IO, 4.99%, 7/25/2035(b)	1,859	160
Series 2005-58, Class EP, 5.50%, 7/25/2035	423	461
Series 2015-59, Class EB, 3.00%, 8/25/2035	5,879	6,043
Series 2005-83, Class LA, 5.50%, 10/25/2035	612	675
Series 2005-116, Class PC, 6.00%, 1/25/2036	2,867	3,154
Series 2006-51, Class FP, 2.06%, 3/25/2036(b)	3,277	3,267
Series 2016-28, Class DW, 3.50%, 5/25/2036	4,491	4,874
Series 2006-81, Class FA, 2.06%, 9/25/2036(b)	44	44
Series 2006-110, PO, 11/25/2036	463	418
Series 2007-76, Class PE, 6.00%, 8/25/2037	1,343	1,553
Series 2012-47, Class QE, 4.00%, 5/25/2038	2,571	2,591
Series 2010-47, Class MB, 5.00%, 9/25/2039	3,426	3,811
Series 2010-68, Class EP, 4.50%, 12/25/2039	1,771	1,865
Series 2010-11, Class CB, 4.50%, 2/25/2040	282	301
Series 2010-4, Class SL, IF, 7.74%, 2/25/2040(b)	46	63
Series 2012-115, Class ME, 1.75%, 3/25/2042	5,166	5,102
Series 2012-60, Class EP, 3.00%, 4/25/2042	3,152	3,223
Series 2012-50, Class HY, 4.00%, 5/25/2042	5,566	6,148
Series 2012-141, Class PB, 2.50%, 12/25/2042	1,400	1,384
Series 2012-139, Class JA, 3.50%, 12/25/2042	5,842	6,165
Series 2015-48, Class DE, 3.00%, 10/25/2044	11,897	12,324
Series 2016-45, Class PC, 3.00%, 9/25/2045	10,777	11,069
Series 2016-38, Class NA, 3.00%, 1/25/2046	12,479	12,861
Series 2019-38, Class PC, 3.00%, 2/25/2048	14,199	14,551
Series 2019-65, Class PA, 2.50%, 5/25/2048	14,941	15,013
FNMA, REMIC Trust, Whole Loan
Series 1999-W4, Class A9, 6.25%, 2/25/2029	80	86
Series 2002-W7, Class A4, 6.00%, 6/25/2029	884	991
Series 2003-W1, Class 1A1, 5.30%, 12/25/2042(b)	482	525
Series 2003-W1, Class 2A, 5.82%, 12/25/2042(b)	260	281
Series 2005-W1, Class 1A2, 6.50%, 10/25/2044	1,571	1,827
Series 2009-W1, Class A, 6.00%, 12/25/2049	765	875
FNMA, STRIPS
Series 278, Class 3, 2.99%, 11/25/2023(b)	188	190
Series 278, Class 1, 2.97%, 8/25/2025(b)	598	607
GNMA
Series 2004-27, Class PD, 5.50%, 4/20/2034	3,200	3,457
Series 2008-15, Class NB, 4.50%, 2/20/2038	453	487
Series 2008-40, Class SA, IF, IO, 4.64%, 5/16/2038(b)	2,683	410
Series 2009-42, Class TX, 4.50%, 6/20/2039	8,625	9,353
Series 2009-69, Class WM, 5.50%, 8/20/2039	2,273	2,538
Series 2011-29, Class Z, 5.00%, 5/20/2040	15,474	18,041
Series 2012-126, Class BE, 2.00%, 10/20/2042	4,000	3,704
Seasoned Credit Risk Transfer Trust
Series 2019-3, Class M55D, 4.00%, 10/25/2058	3,217	3,392

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $499,709)		514,584

JPMorgan Government Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
MORTGAGE-BACKED SECURITIES — 20.1%
FHLMC
Pool # 420166, ARM, 5.92%, 1/1/2020(b)	—	(c)	—	(c)
Pool # 611141, ARM, 4.59%, 1/1/2027(b)	44		46
Pool # 846812, ARM, 4.77%, 4/1/2030(b)	4		4
Pool # 390257, ARM, 2.39%, 7/1/2030(b)	—	(c)	—	(c)
Pool # 1G2627, ARM, 4.66%, 3/1/2037(b)	432		451
FHLMC Gold Pools, 20 Year
Pool # C90830, 4.50%, 5/1/2024	81		85
FHLMC Gold Pools, 30 Year
Pool # A00948, 9.00%, 1/1/2021	—	(c)	—	(c)
Pool # A01017, 9.00%, 6/1/2021	—	(c)	—	(c)
Pool # C00078, 9.00%, 11/1/2021	—	(c)	—	(c)
Pool # C80091, 6.50%, 1/1/2024	22		25
Pool # G00229, 8.50%, 5/1/2024	6		6
Pool # C00354, 8.50%, 7/1/2024	11		12
Pool # C00376, 8.00%, 11/1/2024	9		10
Pool # C00418, 7.00%, 8/1/2025	3		4
Pool # C00414, 7.50%, 8/1/2025	10		11
Pool # D63303, 7.00%, 9/1/2025	2		2
Pool # G00981, 8.50%, 7/1/2028	16		18
Pool # C22459, 6.50%, 2/1/2029	4		5
Pool # C00742, 6.50%, 4/1/2029	108		120
Pool # C00785, 6.50%, 6/1/2029	31		35
Pool # C47318, 7.00%, 9/1/2029	316		354
Pool # C01292, 6.00%, 2/1/2032	40		46
Pool # A16155, 5.50%, 11/1/2033	74		79
Pool # C03589, 4.50%, 10/1/2040	720		780
Pool # Q41177, 3.50%, 6/1/2046	19,436		20,469
Pool # G61334, 4.00%, 3/1/2047	5,784		6,279
Pool # Q54902, 4.00%, 3/1/2048	10,993		11,479
Pool # Q54950, 4.00%, 3/1/2048	8,752		9,254
Pool # Q59727, 4.00%, 11/1/2048	14,015		15,024
FNMA
Pool # 620061, ARM, 2.38%, 11/1/2027(b)	21		21
Pool # 89406, ARM, 2.30%, 6/1/2029(b)	8		8
Pool # 563497, ARM, 2.38%, 11/1/2040(b)	19		18
FNMA, Other
Pool # AL1463, 3.12%, 1/1/2022	2,189		2,240
Pool # AL1353, 3.26%, 1/1/2022	6,689		6,898
Pool # AM8674, 2.81%, 4/1/2025	6,500		6,732
Pool # AM4660, 3.77%, 12/1/2025	4,274		4,624
Pool # AN0571, 3.10%, 1/1/2026	6,500		6,853
Pool # AL8963, 2.97%, 5/1/2026	4,699		4,912
Pool # AN2493, 2.36%, 8/1/2026	3,983		4,028
Pool # AM7199, 3.30%, 11/1/2026	3,000		3,200
Pool # AL9769, 2.63%, 12/1/2026	6,733		6,918
Pool # AN4635, 3.01%, 2/1/2027	6,832		7,195
Pool # FN0040, 2.97%, 6/1/2027	5,131		5,365
Pool # AN6800, 2.97%, 9/1/2027	3,450		3,628
Pool # AN6825, 2.80%, 10/1/2027	4,000		4,161
Pool # AN9486, 3.57%, 6/1/2028	12,449		13,597
Pool # 405220, 6.00%, 9/1/2028	15		16
Pool # BL0550, 3.77%, 11/1/2028	2,660		2,945
Pool # AN3908, 3.12%, 1/1/2029	8,363		8,847
Pool # AN8493, 3.30%, 2/1/2030	4,943		5,334
Pool # BM5425, 3.16%, 3/1/2030	5,000		5,342
GNMA I, 30 Year
Pool # 306081, 9.00%, 8/15/2021	31		32
Pool # 780284, 9.00%, 12/15/2021	3		3

JPMorgan Government Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Pool # 321560, 8.00%, 7/15/2022	2		2
Pool # 337141, 7.50%, 8/15/2022	6		6
Pool # 339969, 7.00%, 12/15/2022	—	(c)	—	(c)
Pool # 332022, 7.00%, 1/15/2023	3		3
Pool # 346214, 7.00%, 1/15/2023	—	(c)	—	(c)
Pool # 346572, 7.00%, 5/15/2023	1		1
Pool # 348677, 6.50%, 6/15/2023	—	(c)	—	(c)
Pool # 349788, 6.50%, 6/15/2023	1		1
Pool # 358801, 7.50%, 6/15/2023	9		9
Pool # 359588, 7.50%, 6/15/2023	8		8
Pool # 322200, 6.50%, 7/15/2023	8		9
Pool # 346673, 7.00%, 7/15/2023	5		6
Pool # 354538, 7.00%, 7/15/2023	—	(c)	—	(c)
Pool # 357782, 7.00%, 7/15/2023	1		1
Pool # 360889, 7.00%, 7/15/2023	2		2
Pool # 344505, 6.50%, 8/15/2023	3		4
Pool # 356717, 6.50%, 8/15/2023	3		3
Pool # 345375, 6.50%, 9/15/2023	15		17
Pool # 345391, 6.50%, 10/15/2023	3		3
Pool # 354681, 8.00%, 10/15/2023	9		9
Pool # 370927, 6.50%, 11/15/2023	—	(c)	—	(c)
Pool # 346944, 6.50%, 12/15/2023	1		1
Pool # 349265, 6.50%, 12/15/2023	8		9
Pool # 365740, 6.50%, 12/15/2023	1		1
Pool # 369830, 6.50%, 12/15/2023	2		2
Pool # 370289, 6.50%, 12/15/2023	1		1
Pool # 354747, 6.50%, 2/15/2024	88		97
Pool # 362341, 6.50%, 2/15/2024	25		27
Pool # 370338, 6.50%, 2/15/2024	1		1
Pool # 379328, 7.00%, 3/15/2024	4		4
Pool # 391552, 7.00%, 3/15/2024	38		39
Pool # 379001, 7.00%, 4/15/2024	15		16
Pool # 403212, 8.00%, 9/15/2024	7		7
Pool # 780029, 9.00%, 11/15/2024	4		4
Pool # 401860, 7.50%, 6/15/2025	1		1
Pool # 377557, 8.00%, 7/15/2025	7		8
Pool # 422308, 7.50%, 3/15/2026	16		16
Pool # 412644, 8.00%, 7/15/2026	25		27
Pool # 436445, 8.00%, 8/15/2026	—	(c)	—	(c)
Pool # 432398, 7.50%, 3/15/2027	14		14
Pool # 462562, 7.50%, 2/15/2028	63		66
Pool # 472679, 7.00%, 6/15/2028	1		1
Pool # 784010, 4.00%, 3/15/2045	521		562
Pool # 626938, 4.00%, 4/15/2045	366		401
Pool # 784041, 4.00%, 8/15/2045	3,798		4,093
Pool # 784208, 4.00%, 7/15/2046	5,314		5,727
GNMA II, 30 Year
Pool # 2324, 8.00%, 11/20/2026	14		16
Pool # 2344, 8.00%, 12/20/2026	21		23
Pool # 2512, 8.00%, 11/20/2027	52		58
FNMA UMBS, 15 Year
Pool # MA0512, 4.00%, 9/1/2025	911		950
FNMA UMBS, 20 Year
Pool # 762498, 5.00%, 11/1/2023	139		148
FNMA UMBS, 30 Year
Pool # 50318, 10.00%, 7/1/2020	—	(c)	—	(c)
Pool # 190257, 7.00%, 2/1/2024	15		16
Pool # 315500, 7.00%, 8/1/2025	17		18
Pool # 250575, 6.50%, 6/1/2026	16		18
Pool # 483802, 5.50%, 2/1/2029	196		217

JPMorgan Government Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Pool # 524949, 7.50%, 3/1/2030	15	15
Pool # 545639, 6.50%, 4/1/2032	170	194
Pool # 702435, 5.50%, 5/1/2033	864	971
Pool # 709441, 5.50%, 7/1/2033	384	432
Pool # 730711, 5.50%, 8/1/2033	499	562
Pool # 743127, 5.50%, 10/1/2033	433	488
Pool # 747628, 5.00%, 11/1/2033	919	1,019
Pool # 753662, 5.50%, 12/1/2033	633	713
Pool # 755615, 5.50%, 1/1/2034	720	811
Pool # 811755, 7.00%, 3/1/2035	1,483	1,787
Pool # 845834, 5.50%, 10/1/2035	352	389
Pool # 888201, 5.50%, 2/1/2036	173	195
Pool # 831409, 5.50%, 4/1/2036	754	850
Pool # 867420, 5.50%, 5/1/2036	414	467
Pool # 745802, 6.00%, 7/1/2036	791	913
Pool # 969708, 4.50%, 3/1/2038	153	165
Pool # AE1216, 3.50%, 1/1/2041	1,295	1,363
Pool # AE1260, 3.50%, 8/1/2041	686	722
Pool # AB5378, 3.50%, 5/1/2042	2,347	2,469
Pool # AO6710, 4.00%, 6/1/2042	4,219	4,575
Pool # AR5147, 3.00%, 3/1/2043	2,547	2,619
Pool # AT8192, 4.00%, 6/1/2043	3,018	3,222
Pool # AS1112, 4.00%, 11/1/2043	5,826	6,217
Pool # BM1109, 4.00%, 10/1/2044	4,785	5,192
Pool # AS4073, 4.00%, 12/1/2044	2,354	2,511
Pool # AL8660, 4.00%, 6/1/2045	7,175	7,838
Pool # AS5648, 3.50%, 7/1/2045	2,466	2,572
Pool # AS6208, 3.50%, 10/1/2045	1,745	1,835
Pool # AS6344, 3.50%, 12/1/2045	3,435	3,584
Pool # BM5560, 4.00%, 1/1/2046	14,465	15,686
Pool # AL8030, 4.00%, 2/1/2046	4,457	4,839
Pool # AX5520, 3.00%, 5/1/2046	1,153	1,181
Pool # AX5546, 3.00%, 9/1/2046	1,694	1,735
Pool # AX5547, 3.50%, 9/1/2046	2,716	2,834
Pool # BM3744, 4.00%, 3/1/2047	14,920	16,286
Pool # BM1049, 4.00%, 4/1/2047	18,635	19,826
Pool # CA0411, 4.00%, 9/1/2047	9,774	10,664
Pool # CA0861, 3.50%, 11/1/2047	5,224	5,449
Pool # BJ1666, 4.00%, 12/1/2047	10,296	10,878
Pool # BM3477, 4.00%, 1/1/2048	8,416	8,948
Pool # CA1006, 4.00%, 1/1/2048	10,840	11,632
Pool # CA1361, 3.50%, 2/1/2048	3,939	4,109
Pool # BD9074, 3.50%, 3/1/2048	1,822	1,900
Pool # BJ4640, 4.00%, 3/1/2048	4,419	4,662
Pool # BD9078, 4.00%, 4/1/2048	2,838	3,025
Pool # BD9077, 3.50%, 5/1/2048	1,351	1,410
Pool # BD9083, 4.00%, 7/1/2048	3,429	3,655
Pool # CA2489, 4.50%, 10/1/2048	7,815	8,240
Pool # BO3159, 3.50%, 7/1/2049	21,536	22,157
Pool # BN7416, 3.50%, 9/1/2049	2,889	3,041
Pool # BO1418, 3.50%, 9/1/2049	9,713	9,990
Pool # BO1427, 3.50%, 9/1/2049	10,062	10,349
Pool # CA4431, 3.50%, 10/1/2049	17,844	18,385
FHLMC UMBS, 30 Year
Pool # ZT1593, 3.50%, 1/1/2049	6,788	6,966

TOTAL MORTGAGE-BACKED SECURITIES (Cost $429,428)		442,725

JPMorgan Government Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
COMMERCIAL MORTGAGE-BACKED SECURITIES — 13.2%
FHLMC, Multifamily Structured Pass-Through Certificates
Series KJ14, Class A2, 2.81%, 9/25/2024	5,145	5,293
Series K046, Class A2, 3.21%, 3/25/2025	6,026	6,369
Series K048, Class A2, 3.28%, 6/25/2025(b)	6,500	6,905
Series K049, Class A2, 3.01%, 7/25/2025	3,519	3,690
Series K052, Class A2, 3.15%, 11/25/2025	6,716	7,103
Series K734, Class A2, 3.21%, 2/25/2026	7,000	7,390
Series K067, Class A2, 3.19%, 7/25/2027	6,558	7,001
Series K069, Class A2, 3.19%, 9/25/2027(b)	3,000	3,201
Series K087, Class A1, 3.59%, 10/25/2027	5,426	5,796
Series W5FX, Class AFX, 3.34%, 4/25/2028(b)	3,436	3,646
Series K078, Class A2, 3.85%, 6/25/2028	5,779	6,449
Series K081, Class A2, 3.90%, 8/25/2028(b)	9,055	10,132
Series K086, Class A2, 3.86%, 11/25/2028(b)	7,320	8,203
Series K086, Class A1, 3.67%, 12/25/2028	2,761	2,983
Series K088, Class A2, 3.69%, 1/25/2029	8,700	9,642
Series K-1511, Class A1, 3.28%, 10/25/2030	9,899	10,593
Series K-1511, Class A3, 3.54%, 3/25/2034	10,000	11,073
Series K-1512, Class A3, 3.06%, 4/25/2034	10,000	10,557
Series Q007, Class APT2, 3.33%, 10/25/2047(b)	8,924	9,283
FNMA ACES
Series 2015-M13, Class A2, 2.80%, 6/25/2025(b)	4,464	4,592
Series 2016-M1, Class A2, 2.94%, 1/25/2026(b)	19,357	20,115
Series 2017-M3, Class A2, 2.57%, 12/25/2026(b)	6,000	6,128
Series 2017-M4, Class A2, 2.67%, 12/25/2026(b)	6,387	6,558
Series 2017-M7, Class A2, 2.96%, 2/25/2027(b)	4,394	4,611
Series 2017-M8, Class A2, 3.06%, 5/25/2027(b)	12,000	12,641
Series 2018-M4, Class A2, 3.14%, 3/25/2028(b)	15,000	15,795
Series 2018-M8, Class A2, 3.44%, 6/25/2028(b)	9,930	10,686
Series 2019-M1, Class A2, 3.67%, 9/25/2028(b)	10,615	11,646
Series 2019-M2, Class A2, 3.75%, 11/25/2028(b)	13,500	14,883
Series 2019-M5, Class A2, 3.27%, 1/25/2029	8,720	9,353
Series 2019-M25, Class A2, 2.33%, 10/25/2029(b)	14,000	14,031
Series 2019-M21, Class 2A2, 2.35%, 2/25/2031	17,000	16,871
Series 2019-M4, Class A2, 3.61%, 2/25/2031	7,500	8,291

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $279,999)		291,510

U.S. GOVERNMENT AGENCY SECURITIES — 8.6%
FFCB
5.75%, 5/11/2026	10,000	12,432
5.75%, 12/7/2028	12,824	16,896
3.33%, 4/28/2037	15,000	16,666
FNMA
6.25%, 5/15/2029	10,000	13,652
DN, 7.25%, 5/15/2030	10,000	7,885
FNMA, STRIPS
16.62%, 5/29/2026(a)	9,200	8,041
2.54%, 10/8/2027(a)	8,000	6,762
Resolution Funding Corp. STRIPS
2.27%, 7/15/2020(a)	57,000	56,377
2.08%, 10/15/2020(a)	18,300	18,018
2.44%, 1/15/2021(a)	5,000	4,899
DN, 18.97%, 4/15/2028(a)	15,000	12,566
DN, 5.48%, 1/15/2030(a)	15,700	12,571
DN, 18.28%, 4/15/2030(a)	5,000	3,969

TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $172,302)		190,734

ASSET-BACKED SECURITIES — 1.4%
FNMA, Grantor Trust
Series 2017-T1, Class A, 2.90%, 6/25/2027 (Cost $29,121)	28,982	30,057

JPMorgan Government Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
SHORT-TERM INVESTMENTS — 4.9%
INVESTMENT COMPANIES — 4.9%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 1.53%(d)(e) (Cost $107,997)	107,997	107,997

Total Investments — 99.8% (Cost $2,109,613)		2,200,796
Other Assets Less Liabilities — 0.2%		5,177

Net Assets — 100.0%		2,205,973

Percentages indicated are based on net assets.

JPMorgan Government Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Abbreviations
ACES	Alternative Credit Enhancement Securities
ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of November 30, 2019.
DN	Discount Notes
FFCB	Federal Farm Credit Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
HB	High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.
IF	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of November 30, 2019. The rate may be subject to a cap and floor.
IO	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
PO	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
REMIC	Real Estate Mortgage Investment Conduit
STRIPS	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
UMBS	Uniform Mortgage-Backed Securities
(a)	The rate shown is the effective yield as of November 30, 2019.
(b)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of November 30, 2019.
(c)	Amount rounds to less than one thousand.
(d)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(e)	The rate shown is the current yield as of November 30, 2019.

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

JPMorgan Government Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities(a)	$107,997	$2,092,799	$—	$2,200,796

(a)

Portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOI. Level 1 consists of a money market mutual fund that is held for daily investments of cash. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers into or out of level 3 for the period ended November 30, 2019.

B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund’s distributions may be reinvested into the Underlying Fund. Reinvestment amounts are included in the purchase cost amount in the table below. Amounts in the table below are in thousands.

For the period ended November 30, 2019
Security Description	Value at February 28, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at November 30, 2019	Shares at November 30, 2019	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 1.53%(a)(b)	$171,369	$536,147	$599,519	$—	$—	$107,997	107,997	$1,693	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of November 30, 2019.